WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 129.2%
Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B	4.000%	12/1/36	$250,000	$283,327
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	553,940

Total Alaska				837,267

Arizona - 2.5%
Arizona State IDA, Education Revenue, Lincoln South Beltway Project	5.000%	2/1/25	500,000	551,100
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,000,000	1,075,886	(a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	562,737
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	250,000	267,305	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,083,799

Total Arizona				3,540,827

California - 17.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	562,720
Anaheim, CA, Public Financing Authority Lease, Refunding, Series A	5.000%	5/1/26	2,000,000	2,161,440	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	1.300%	4/1/24	2,000,000	2,027,824	(b)(c)
California State, GO, Various Purpose	5.000%	3/1/35	500,000	619,154
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	404,540	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	457,634	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	269,499	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	1,750,000	1,869,777	(a)(d)
California State, GO, Various Purpose, Refunding	5.000%	9/1/41	750,000	949,513
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	555,000	569,250	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,800,487	(e)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Long Beach, CA, Bond Finance Authority Lease Revenue, Series A, Refunding	5.000%	8/1/31	$1,855,000	$1,886,240
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series C, Refunding	4.000%	5/15/35	700,000	792,592	(a)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,401,407	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	873,377
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,840,000	3,385,096
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	525,507	(b)(c)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	430,000	444,912
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	913,281
Series A, Refunding	5.000%	10/1/43	250,000	301,451
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	901,609
San Bernardino City, CA, Unified School District, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	296,094
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	645,000	753,703	(a)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	250,000	277,406	(f)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	250,000	274,052

Total California				24,718,565

Colorado - 1.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	515,703
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	103,967	(a)

See Notes to Schedule of Investments.

2	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	$1,800,000	$1,905,407
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	140,129

Total Colorado				2,665,206

Connecticut - 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	286,692
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/34	600,000	739,241
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	587,039
Connecticut State, GO:
Series A	5.000%	4/15/30	400,000	486,744
Series C	4.000%	6/1/38	250,000	283,289
Series E	5.000%	10/15/34	210,000	240,408

Total Connecticut				2,623,413

Florida - 7.2%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	288,118	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	166,067	(d)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	604,528
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A	5.000%	10/1/47	250,000	300,779	(a)(f)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/30	1,500,000	1,535,767
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/31	3,000,000	3,072,954	(a)(e)
Series A, Refunding	4.000%	10/1/36	1,000,000	1,127,465
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,623,895
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	288,572
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	250,000	271,079

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	$150,000	$152,099	(f)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	350,000	348,858
Tampa, FL, Hospital Revenue, H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	250,000	297,519

Total Florida				10,077,700

Georgia - 1.0%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project P, Series A	4.000%	1/1/46	250,000	269,113
Series A, Refunding	5.000%	1/1/37	250,000	305,503
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	250,000	292,165
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	539,347	(e)

Total Georgia				1,406,128

Guam - 0.2%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	230,000	246,432

Illinois - 18.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	562,878
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	1,152,571
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	302,357
Series C, Refunding	5.000%	12/1/24	250,000	271,949
Series D	5.000%	12/1/46	1,500,000	1,679,030
Chicago, IL, GO:
Series A	5.000%	1/1/40	610,000	690,222
Series A, Refunding	5.000%	1/1/26	500,000	553,051
Series C, Refunding	5.000%	1/1/25	500,000	543,500
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	932,727	(e)

See Notes to Schedule of Investments.

4	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	$500,000	$578,723
Senior Lien, Series D	5.250%	1/1/37	400,000	462,409
Series A, Refunding	5.000%	1/1/31	1,750,000	1,901,029	(a)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	550,000	655,942
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	686,436
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	590,783
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	738,059
Cook County, IL, Sales Tax Revenue, Series A, Refunding	5.000%	11/15/38	315,000	380,520
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	250,000	309,906
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	567,013
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,197,886
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	118,139
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	563,032
Series A	5.000%	3/1/35	400,000	472,106
Series A	5.000%	5/1/36	770,000	869,820
Series A	5.000%	5/1/39	300,000	337,734
Series A, Refunding	5.000%	10/1/29	1,300,000	1,514,495
Series B, Refunding	5.000%	9/1/27	600,000	688,021
Series D	5.000%	11/1/27	300,000	345,023
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	600,000	637,833	(f)
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,335,716
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	282,671
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	565,506

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	$1,020,000	$1,245,159
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	250,000	293,117

Total Illinois				26,025,363

Indiana - 4.9%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	883,614
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,215,945
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	250,000	277,170
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,245,347
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	190,000	199,736	(a)

Total Indiana				6,821,812

Iowa - 0.2%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	250,000	265,890

Kentucky - 2.1%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,297,648	(b)(c)
Series C	4.000%	6/1/25	1,600,000	1,705,927	(b)(c)

Total Kentucky				3,003,575

Louisiana - 4.9%
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,174,338	(a)
Series B	5.000%	1/1/30	2,000,000	2,172,604	(a)
Port New Orleans Board of Commissioners, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,870,267	(a)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	400,000	402,311	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	300,000	300,984	(b)(c)

Total Louisiana				6,920,504

See Notes to Schedule of Investments.

6	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	$500,000	$540,841
Maryland State Stadium Authority Built to Learn Revenue, Series A	4.000%	6/1/47	250,000	275,382	(f)

Total Maryland				816,223

Massachusetts - 2.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	424,280
Massachusetts State DFA Revenue:
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	1,000,000	1,224,683	(b)(c)
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	293,217
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	225,666
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	500,000	594,785	(a)
Series E	5.000%	7/1/46	500,000	600,622	(a)

Total Massachusetts				3,363,253

Michigan - 2.7%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	268,260
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	916,654
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	400,087
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	166,511
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	288,943
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	303,747
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,083,078
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	338,344	(a)

Total Michigan				3,765,624

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	$750,000	$872,890	(a)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	163,101
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	327,573

Total Missouri				1,363,564

Nebraska - 0.4%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	500,000	632,428

New Jersey - 9.7%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,075,384
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	1,400,000	1,592,580
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	2,825,000	2,940,740	(e)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	2,175,000	2,264,110	(e)
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	600,202
Transit Transportation Project, Series A	5.000%	11/1/32	750,000	879,922
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	169,333	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,179,148
Transportation System, Series A, Refunding	5.000%	12/15/25	425,000	475,556
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	676,785
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,177,192
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	570,944

Total New Jersey				13,601,896

See Notes to Schedule of Investments.

8	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 18.0%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	$575,000	$701,568
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,158,985
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	125,000	137,216
Green Bonds, Series D-1	5.000%	11/15/43	250,000	293,098
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,181,979
Series A-2	5.000%	5/15/30	400,000	479,317	(b)(c)
New York City, NY, GO:
Series D-1	5.000%	3/1/39	1,000,000	1,210,900
Subseries F-1	5.000%	3/1/37	500,000	616,125
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	250,000	302,205
New York City, NY, TFA Revenue, Future Tax Secured, Subordinate, Series C-1	4.000%	5/1/40	2,300,000	2,591,648
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,792,314
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	750,000	903,208
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	750,000	901,589
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	550,000	611,223
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	1,000,000	1,125,884
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	208,317
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	970,221	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,355,618	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,314,386	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	$500,000	$570,614
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Series A	5.000%	3/15/41	750,000	917,701
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	761,810	(d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,670,557	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,000,000	2,419,751
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,000,000	1,067,061

Total New York				25,263,295

North Carolina - 1.2%
Charlotte, NC, COP, Series P	5.000%	6/1/44	250,000	303,635
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport	5.000%	7/1/36	400,000	481,233
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	750,000	916,375

Total North Carolina				1,701,243

Ohio - 1.8%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	593,142
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	250,000	294,277
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	599,167
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	361,129	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Xavier University Project, Refunding	5.000%	5/1/34	525,000	636,232

Total Ohio				2,483,947

Oregon - 1.5%
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	282,527	(a)

See Notes to Schedule of Investments.

10	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Portland, OR, River District Urban Renewal & Redevelopment, Series C	5.000%	6/15/28	$570,000	$576,953
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	585,547
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community, Refunding	5.000%	11/15/31	350,000	375,656
Friendsview Retirement Community, Refunding	5.000%	11/15/36	325,000	347,672

Total Oregon				2,168,355

Pennsylvania - 3.9%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	235,918
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	150,000	164,953	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	290,000	316,079
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	600,000	709,926
Montgomery County, PA, Higher Education and Health Authority Revenue, Thomas Jefferson University, Series B	4.000%	5/1/35	500,000	571,242
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/40	750,000	913,451
Series B, Refunding	5.000%	12/1/46	500,000	606,243
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	250,000	306,832
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	593,239
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	303,984
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	172,169
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	515,623

Total Pennsylvania				5,409,659

Puerto Rico - 5.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Series B, Refunding	5.000%	7/1/33	750,000	899,232	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	$295,000	$269,188	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	220,000	226,875	*(g)
Series A	5.050%	7/1/42	75,000	77,344	*(g)
Series DDD, Refunding	5.000%	7/1/21	280,000	288,050	*(h)
Series TT	5.000%	7/1/37	450,000	464,062	*(g)
Series XX	5.250%	7/1/40	400,000	414,500	*(g)
Series ZZ, Refunding	5.250%	7/1/18	250,000	258,437	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	195,024
Restructured, Series A-1	4.550%	7/1/40	50,000	55,391
Restructured, Series A-2	4.329%	7/1/40	1,340,000	1,467,345
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,636,610

Total Puerto Rico				7,252,058

South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	464,640	(a)

Tennessee - 0.6%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A	5.000%	7/1/42	300,000	349,580
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	500,000	536,925	(b)(c)

Total Tennessee				886,505

Texas - 7.2%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	268,213
Austin, TX, Airport System Revenue, Series 2014	5.000%	11/15/27	1,000,000	1,088,375	(a)
Central Texas, Regional Mobility Authority Revenue:
Senior Lien, Series B	5.000%	1/1/46	250,000	299,874
Senior Lien, Series E	5.000%	1/1/45	250,000	296,070
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,086,239
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	565,594	(a)

See Notes to Schedule of Investments.

12	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	$500,000	$517,104	(a)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,226,164	(a)
Laredo, TX, Waterworks & Sewer System Revenue, Series 2019	5.000%	3/1/33	1,000,000	1,190,547
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	101,856	(a)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	250,000	265,799
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	576,026
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,423,890
Tarrant County, TX, Cultural Education Facilities Finance Corp., Facility Revenue, Methodist Hospitals of Dallas	5.000%	10/1/37	500,000	630,203
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	130,000	143,437
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	399,351

Total Texas				10,078,742

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	300,000	300,769
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	320,000	320,814
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	151,325

Total U.S. Virgin Islands				772,908

Utah - 0.5%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	274,246
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/26	250,000	284,056
Series 2021	4.000%	10/15/36	100,000	110,517

Total Utah				668,819

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 4.5%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	$200,000	$245,950
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster- Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,360,941
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	500,000	552,342
Second Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,027,447	(a)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/36	1,250,000	1,511,251	(a)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	250,000	304,470	(a)(f)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	250,000	294,688

Total Virginia				6,297,089

Washington - 1.0%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/33	500,000	596,346	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	279,055	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/29	170,000	207,724
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	300,000	364,167

Total Washington				1,447,292

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	300,000	361,992	(b)(c)

Wisconsin - 2.2%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,292,109
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	150,000	172,237
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	583,862

Total Wisconsin				3,048,208

TOTAL MUNICIPAL BONDS (Cost - $173,440,608)				181,000,422

See Notes to Schedule of Investments.

14	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (i) - 1.5%
New York - 1.5%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $2,243,498)	4.000%	3/15/41	$1,925,000	$2,150,950

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,684,106)				183,151,372

SHORT-TERM INVESTMENTS - 4.9%
MUNICIPAL BONDS - 4.9%
Arizona - 0.4%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.060%	11/15/52	600,000	600,000	(j)(k)

California - 0.3%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.060%	11/1/35	150,000	150,000	(j)(k)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.180%	5/1/30	200,000	200,000	(a)(j)(k)

Total California				350,000

Florida - 1.2%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.090%	11/1/38	300,000	300,000	(j)(k)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.190%	10/1/26	1,200,000	1,200,000	(j)(k)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.130%	5/1/24	200,000	200,000	(a)(j)(k)

Total Florida				1,700,000

Mississippi - 0.7%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	0.080%	12/1/30	200,000	200,000	(j)(k)
Chevron USA Inc. Project, Series E	0.080%	12/1/30	200,000	200,000	(j)(k)
Chevron USA Inc. Project, Series H	0.080%	11/1/35	600,000	600,000	(j)(k)

Total Mississippi				1,000,000

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	0.200%	7/1/35	$100,000	$100,000	(j)(k)

New York - 2.1%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	0.090%	3/1/48	700,000	700,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.070%	6/15/33	100,000	100,000	(j)(k)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.220%	11/1/39	2,200,000	2,200,000	(a)(j)(k)

Total New York				3,000,000

Utah - 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.070%	5/15/58	100,000	100,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $6,850,000)				6,850,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $810)	0.010%		810	810	(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,850,810)				6,850,810

TOTAL INVESTMENTS - 135.6% (Cost - $182,534,916)				190,002,182
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.4)%				(600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (33.8)%				(47,400,000)
TOB Floating Rate Notes - (1.1)%				(1,445,000)
Other Liabilities in Excess of Other Assets - (0.3)%				(434,289)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$140,122,893

See Notes to Schedule of Investments.

16	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of February 28, 2022.

(h)	The maturity principal is currently in default as of February 28, 2022.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $810 and the cost was $810 (Note 2).

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the

19

Notes to Schedule of Investments (unaudited) (cont’d)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$181,000,422	—	$181,000,422
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,150,950	—	2,150,950

Total Long-Term Investments	—	183,151,372	—	183,151,372

Short-Term Investments†:
Municipal Bonds	—	6,850,000	—	6,850,000
Money Market Funds	$810	—	—	810

Total Short-Term Investments	810	6,850,000	—	6,850,810

Total Investments	$810	$190,001,372	—	$190,002,182

†	See Schedule of Investments for additional detailed categorizations.

21

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate Value at November 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$39,783	$233,183	233,183	$272,156	272,156

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2	—	$810

22